UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(513) 629-8104
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period: September 30, 2019

Item 1. Schedule of Investments.

Marketfield Fund
Schedule of Investments
September 30, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 58.56%
Auto Components - 0.28%
Continental AG (a)	4,267	$547,403
Building Products - 0.99%
TOTO Ltd. (a)	50,986	1,907,407
Chemicals - 2.98%
Nutrien Ltd. (a)	51,106	2,549,167
The Sherwin-Williams Co.	5,792	3,184,847
		5,734,014
Communications Equipment - 1.92%
Ciena Corp. (b)	94,500	3,707,235
Electrical Equipment - 2.27%
Eaton Corp PLC	22,704	1,887,838
Rockwell Automation, Inc.	15,089	2,486,667
		4,374,505
Electronic Equipment, Instruments & Components - 2.62%
Keyence Corp. (a)	8,162	5,050,061
Food & Staples Retailing - 3.42%
Costco Wholesale Corp. (c)	22,864	6,587,347
Health Care Equipment & Supplies - 2.36%
Intuitive Surgical, Inc. (b)	8,415	4,543,511
Hotels, Restaurants & Leisure - 0.85%
Dalata Hotel Group PLC (a)	305,585	1,632,060
Household Durables - 10.83%
DR Horton, Inc. (c)	123,508	6,510,107
Lennar Corp. - Class A	58,283	3,255,105
PulteGroup, Inc. (c)	151,430	5,534,766
Sony Corp. - ADR (c)	93,990	5,557,629
		20,857,607
Industrial Conglomerates - 2.02%
Honeywell International, Inc.	17,268	2,921,746
Siemens AG (a)	9,039	967,968
		3,889,714
Machinery - 5.12%
Caterpillar, Inc. (c)	23,946	3,024,619
Cummins, Inc. (c)	22,364	3,637,952
Deere & Co. (c)	18,965	3,199,016
		9,861,587
Metals & Mining - 8.08%
Barrick Gold Corp. (a)(c)	276,033	4,783,652
Compania de Minas Buenaventura SAA - ADR (c)	147,962	2,246,063
MMC Norilsk Nickel PJSC - ADR	140,916	3,607,450
Newmont Goldcorp Corp.	78,618	2,981,195
Vale SA - ADR (b)	170,035	1,955,402
		15,573,762
Oil, Gas & Consumable Fuels - 1.61%
Devon Energy Corp.	81,077	1,950,712
Golar LNG Ltd. (a)	89,128	1,157,773
		3,108,485

Real Estate Management & Development - 0.77%
The St. Joe Co. (b)	87,147	1,492,828
Road & Rail - 5.19%
Norfolk Southern Corp. (c)	30,327	5,448,549
Union Pacific Corp. (c)	28,127	4,556,011
		10,004,560
Semiconductors & Semiconductor Equipment - 1.60%
Intel Corp. (c)	59,679	3,075,259
Software - 2.80%
Microsoft Corp. (c)	26,271	3,652,457
Splunk, Inc. (b)	14,762	1,739,850
		5,392,307
Specialty Retail - 2.85%
Ross Stores, Inc. (c)	49,994	5,491,841
TOTAL COMMON STOCKS (Cost $70,983,477)		112,831,493

PREFERRED STOCKS - 1.36%
Banks - 1.36%
Itau Unibanco Holding SA - ADR, 8.195% (c)	311,737	2,621,708
TOTAL PREFERRED STOCKS (Cost $2,549,487)		2,621,708

EXCHANGE-TRADED FUNDS - 19.81%
iShares MSCI Emerging Markets ETF (c)	300,243	12,270,931
iShares MSCI Malaysia ETF (c)	133,821	3,726,915
iShares MSCI Taiwan ETF (c)	197,635	7,186,009
iShares U.S. Home Construction ETF (c)	158,754	6,875,636
SPDR S&P Homebuilders ETF (c)	82,106	3,619,233
SPDR S&P Oil & Gas Exploration & Production ETF (c)	87,617	1,959,116
VanEck Vectors Russia ETF (c)	111,452	2,542,220
TOTAL EXCHANGE-TRADED FUNDS (Cost $33,081,249)		38,180,060

SHORT-TERM INVESTMENTS - 18.62%
Money Market Fund - 18.62%
First American Government Obligations Fund, Class X, 1.856% (d)	35,867,328	35,867,328
TOTAL SHORT-TERM INVESTMENTS (Cost $35,867,328)		35,867,328

Total Investments (Cost $142,481,541) - 98.35%		189,500,589
Other Assets in Excess of Liabilities - 1.65%		3,173,667
TOTAL NET ASSETS - 100.00%		$192,674,256

(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	All or a portion of this security is pledged as collateral for securities sold short, swap contracts and future contracts with an aggregate fair value of $79,773,518.
(d)	Seven day yield as of September 30, 2019.

Abbreviations:

ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

MARKETFIELD FUND
Schedule of Securities Sold Short
September 30, 2019 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - 42.13%
COMMON STOCKS - 5.00%
Capital Markets - 2.83%
Eaton Vance Corp.	(23,650)	$(1,062,594)
Invesco Ltd. (a)	(24,199)	(409,931)
T Rowe Price Group, Inc.	(7,495)	(856,304)
The Blackstone Group, Inc.	(64,075)	(3,129,423)
		(5,458,252)

IT Services - 2.17%
International Business Machines Corp.	(28,674)	(4,169,773)
TOTAL COMMON STOCKS (Proceeds $8,484,976)		(9,628,025)
EXCHANGE-TRADED FUNDS - 28.64%
Consumer Staples Select Sector SPDR Fund	(219,220)	(13,464,493)
Invesco QQQ Trust Series 1	(190,000)	(35,873,900)
Vanguard Real Estate ETF	(62,700)	(5,846,775)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $50,063,521)		(55,185,168)
REAL ESTATE INVESTMENT TRUSTS - 8.49%
Apartment Investment & Management Co.	(25,983)	(1,354,754)
AvalonBay Communities, Inc.	(7,946)	(1,711,012)
Boston Properties, Inc.	(25,403)	(3,293,753)
Equity Residential	(24,591)	(2,121,220)
Essex Property Trust, Inc.	(7,116)	(2,324,441)
SL Green Realty Corp.	(33,164)	(2,711,157)
Vornado Realty Trust	(44,697)	(2,845,858)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $15,482,703)		(16,362,195)

Total Securities Sold Short (Proceeds $74,031,200)		$(81,175,388)

(a) Foreign issued security.

Marketfield Fund
Schedule of Total Return Swaps (a)
September 30, 2019 (Unaudited)

Counterparty	Reference Entity (b)	Termination Date	Pay/Receive Total Return on Reference Entity	Financing Rate	Payment Frequency	Notional Amount	Unrealized Appreciation (Depreciation)(d)
Long Total Return Swaps
Bank of America Merrill Lynch	CSI300 Net Total Return Index	10/09/2019	Receive	1.957% (c)	Monthly	12,160,038	$ 1,565,361
Total net unrealized appreciation on total return swaps							$ 1,565,361

(a) There were no upfront payments paid or received.
(b) Foreign issued security.
(c) Floating rate, adjusted monthly based on 1 month LIBOR -4.000%.
(d) Based on the net swap value held at each counterparty, unrealized appreciation is a receivable and unrealized depreciation is a payable. Excludes any unrealized appreciation or depreciation of foreign currency.

Marketfield Fund
Schedule of Open Futures Contracts
September 30, 2019 (Unaudited)

				Unrealized
	Number of	Expiration	Notional	Appreciation
FUTURE CONTRACTS PURCHASED	Contracts	Month	Amount	(Depreciation)
Yen Denominated Nikkei 225 Index Future	121	December 2019	$12,234,289	$497,536
Total Futures Contracts Purchased				$497,536

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. Swap agreements, such as credit default swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service (“Pricing Service”). Forward foreign currency contracts are valued at the mean between the bid and asked prices by Pricing Service. Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and ask prices at the close of the exchange on such day, or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service for the day such security is being valued.

If market quotations are not readily available, any security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund’s shares are accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined as described above. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security’s fair value will be determined.

Debt securities, including short-term instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supported by an approved pricing service. Pricing services may use valuation methodologies such as the mean between the bid and ask prices, matrix pricing method or other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Quotations will be valued at the mean between the bid and the offer. Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and will generally be classified as Level 2. Over-the-counter (“OTC”) option contracts on securities, currencies and other financial instruments with less than 180 days remaining until their expiration shall be valued at the evaluated price provided by the broker-dealer with which the option was traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until their expiration shall be valued at the prices provided by a recognized independent broker-dealer. Futures contracts are valued at the last settlement price at the closing of trading on the relevant exchange or board of trade. Futures or options on futures positions for which reliable market quotations are not readily available shall be valued at a price supplied by a Pricing Service.

Swap agreements are generally traded over the counter and are valued by a Pricing Service using observable inputs. If a price provided by a Pricing Service differs from the price provided by an independent dealer by 10% or more or the Adviser otherwise believes that the price provided by the Pricing Service is inaccurately stated, the Adviser shall price the swap using the average of two prices obtained by independent dealers. In the event the Adviser determines the price of a swap in this manner does not represent market value, the fair value of the subject swap shall be determined in accordance with the Trust’s fair value procedures.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2019:

	Level 1	Level 2	Level 3 (3)	Total
Assets:
Common Stocks(1)	$112,831,493	$-	$-	$112,831,493
Exchange-Traded Funds	38,180,060	-	-	38,180,060
Preferred Stocks	2,621,708	-	-	2,621,708
Short-Term Investments	35,867,328	-	-	35,867,328
Total Assets	$189,500,589	$-	$-	$189,500,589

Liabilities:
Securities Sold Short
Common Stocks(1)	$(9,628,025)	$-	$-	$(9,628,025)
Exchange-Traded Funds	(55,185,168)	-	-	(55,185,168)
Real Estate Investment Trusts	(16,362,195)	-	-	(16,362,195)
Total Securities Sold Short	(81,175,388)	-	-	(81,175,388)
Total Liabilities	$(81,175,388)	$-	$-	$(81,175,388)

Other Financial Instruments(2)
Futures	$497,536	$-	$-	$497,536
Swaps	-	1,565,361	-	1,565,361
Total Other Financial Instruments	$497,536	$1,565,361	$-	$2,062,897

(1) See the Schedule of Investments for industry classifications.
(2) Reflected at the net unrealized appreciation on the contracts held.
(3) The Fund measures Level 3 activity as of the end of each financial reporting period. For the period ended September 30, 2019, the Fund did not have unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets and liabilities in which significant unobservable inputs (Level 3 securities) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

GAAP requires enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivative instruments such as futures and swap contacts during the period.

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of September 30, 2019:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Futures	Net assets- Unrealized appreciation*	$497,536	Net assets- Unrealized depreciation*	$-
Equity Contracts - Swaps	Unrealized appreciation on swap contracts	1,565,361	Unrealized depreciation on swap contracts	-
Total		$2,062,897		$-

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on income for the period January 1, 2019 through September 30, 2019 was as follows:

	Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures Contracts	Swap Contracts	Purchased Options	Written Options	Total
Equity Contracts	$49,836	$334,505	$(363,343)	$182,938	$203,936
Total	$49,836	$334,505	$(363,343)	$182,938	$203,936

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures Contracts	Swap Contracts	Purchased Options	Written Options	Total
Equity Contracts	$1,327,697	$2,516,240	$-	$-	$3,843,937
Total	$1,327,697	$2,516,240	$-	$-	$3,843,937

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
    John Buckel, President

Date  November 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date November 18, 2019

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date November 18, 2019

* Print the name and title of each signing officer under his or her signature.